RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
Subscription receivable in exchange for equity	$ 200,000
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued	4,505,646
Additional contribution paid	517,500
Subscription receivable in exchange for equity	$ 200,000